N-2	Dec. 31, 2022 $ / shares shares
Cover [Abstract]
Entity Central Index Key	0001646109
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSR
Entity Registrant Name	First Trust Dynamic Europe Equity Income Fund
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Investment Objectives
The Fund’s primary investment objective is to seek a high level of current income. The Fund has a secondary objective of capital appreciation.
Principal Investment Policies
The Fund seeks to achieve its investment objectives by investing at least 80% of its Managed Assets in a portfolio of equity securities of European companies of any market capitalization, including, but not limited to, common and preferred stock that pay dividends, depositary receipts and real estate investment trusts (“REITs”). The Fund will seek to focus its equity investments on income-producing securities and will limit its investments in preferred securities, depositary receipts and REITs, in each case, to no more than 20% of its Managed Assets.
European companies are defined to include any company that meets one or both of the following tests: (i) its primary business office is located in Europe; or (ii) the principal trading market of its stock is located in Europe. The Fund will limit its investments in a single country to no more than 40% of its Managed Assets. The Fund focuses its European investments on companies located in Western European countries, such as the United Kingdom, Ireland, Belgium, Germany, Norway, the Netherlands, Denmark, Switzerland, Finland, Sweden, Portugal, France, Austria, Italy, Greece and Spain, but it may also invest in companies located in Central and Eastern European countries such as Russia, Bulgaria, the Czech Republic, Turkey and Poland. Certain of the European countries in which the Fund may invest are considered to be emerging market countries. The Fund limits its investments in emerging market countries in the aggregate to no more than 20% of its Managed Assets. The Fund considers an emerging market country to be any country whose issuers are included in the Morgan Stanley Capital International (“MSCI”) Emerging Markets Index and/or those countries considered to be developing by the World Bank, the International Finance Corporation or the United Nations. The Fund considers an “emerging market issuer” to be one (i) domiciled or with a principal place of business or primary securities trading market in an emerging market country or (ii) that derives a substantial portion of its total revenues or profits from emerging market countries. In selecting income-producing equity securities, the Fund seeks to invest in securities of companies that the portfolio managers of the Fund believe have attractive long-term business prospects to produce high levels of dividend income as well as securities that the portfolio managers believe offer the potential for growth of income.
The Fund utilizes a dynamic currency hedging process, which includes, at the discretion of the portfolio managers, the use of forward foreign currency exchange contracts to hedge a portion of the Fund’s currency exposure. The Fund’s currency exchange transactions will be used for hedging or currency risk management purposes (e.g., to protect the value of its portfolio against uncertainty in the level of future currency exchange rates) and not in order to speculate on currency exchange rate movements. The portfolio managers of the Fund adjust the extent to which the Fund utilizes currency hedging transactions on an ongoing basis based on, among other things, their view of market conditions, currency exchange rates and the currency exposure of the Fund’s portfolio investments. As a result of the dynamic currency hedging process, the portion of the Fund’s portfolio securities which are subject to currency hedging transactions may vary widely, from 0% to 100% of the portfolio securities. The Fund may have higher returns than an equivalent non-currency hedged investment when the component currencies are weakening relative to the U.S. dollar. Conversely, the Fund may have lower returns than an equivalent non-currency hedged investment when the component currencies are rising relative to the U.S. dollar. As such, contracts to sell foreign currency will generally be expected to limit any potential gain that might be realized by the Fund if the value of the hedged currency increases. Although the Fund seeks to minimize the impact of currency fluctuations on Fund returns, the use of currency hedging will not necessarily eliminate exposure to all currency fluctuations.
The Fund:
•	May invest, under normal market conditions, 20% of its managed assets in domestic and foreign fixed income securities of any maturity and credit quality, including corporate and government debt securities.
•	May invest up to15% of its Managed Assets in securities that, at the time of investment, are illiquid.
•	May invest, without limit, in securities that have not been registered under the Securities Act of 1933, as amended, and continue to be subject to restrictions on resale; securities held by control persons of the issuer of such securities; and
securities that are subject to contractual restrictions on their resale (collectively, “restricted securities”). However, restricted securities determined by the Advisor or the Sub-Advisor to be illiquid are subject to the above limitation on the amount of illiquid securities in which the Fund may invest.
To generate additional income, the Fund may write (or sell) call options on portfolio equity securities and certain broad-based securities indices in an amount up to 40% of the value of its Managed Assets (the “Option Overlay Strategy”). The Fund’s use of the Option Overlay Strategy may vary from time to time depending on market conditions and other factors. The Option Overlay Strategy seeks to generate gains from option premiums in an attempt to enhance amounts available for distributions payable to the Fund’s shareholders; however, there is no assurance that the Option Overlay Strategy will achieve this objective. The Fund’s use of the Option Overlay Strategy may limit the Fund’s ability to benefit from the full upside potential of its equity investments.
To the extent the Fund enters into derivatives transactions, it will do so pursuant to Rule 18f-4 under the 1940 Act. Rule 18f-4 requires the Fund to implement certain policies and procedures designed to manage its derivatives risks, dependent upon the Fund’s level of exposure to derivative instruments.
Unless otherwise stated, all investment restrictions above apply at the time of purchase and the Fund will not be required to reduce a position due solely to market value fluctuations.
The Fund’s investment policies may be changed by the Board of Trustees of the Fund without a shareholder vote, provided that shareholders receive at least 60 days’ prior notice of any change.
Fundamental Investment Policies
The Fund, as a fundamental policy, may not:
1. Issue senior securities, as defined in the Investment Company Act of 1940, as amended, other than: (i) preferred shares which immediately after issuance will have asset coverage of at least 200%; (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%; or (iii) the borrowings permitted by investment restriction 2 set forth below;
2. Borrow money, except as permitted by the Investment Company Act of 1940, as amended, the rules thereunder and interpretations thereof or pursuant to a Securities and Exchange Commission exemptive order;
3. Act as underwriter of another issuer’s securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities;
4. Purchase or sell real estate, but this shall not prevent the Fund from investing in securities of companies that deal in real estate or are engaged in the real estate business, including real estate investment trusts, and securities secured by real estate or interests therein and the Fund may hold and sell real estate or mortgages on real estate acquired through default, liquidation, or other distributions of an interest in real estate as a result of the Fund’s ownership of such securities;
5. Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options, futures contracts or derivative instruments or from investing in securities or other instruments backed by physical commodities);
6. Make loans of funds or other assets, other than by entering into repurchase agreements, lending portfolio securities and through the purchase of securities in accordance with its investment objectives, policies and limitations; and
7. Concentrate (invest 25% or more of the Fund’s total assets) the Fund’s investments in any particular industry; provided, however, that such limitation shall not apply to obligations issued or guaranteed by the United States government or by its agencies or instrumentalities.
The foregoing fundamental investment policies, together with the investment objectives of the Fund, cannot be changed without approval by holders of a majority of the outstanding voting securities of the Fund, as defined in the 1940 Act, which includes Common Shares and Preferred Shares, if any, voting together as a single class, and of the holders of the outstanding Preferred Shares voting as a single class. Under the 1940 Act a “majority of the outstanding voting securities” means the vote of: (1) 67% or more of the Fund’s shares present at a meeting, if the holders of more than 50% of the Fund’s shares are present or represented by proxy; or (2) more than 50% of the Fund’s shares, whichever is less.”

Risk Factors [Table Text Block]
Principal Risks
The Fund is a closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objectives. The following discussion summarizes the principal risks associated with investing in the Fund, which includes the risk that you could lose some or all of your investment in the Fund. The Fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and, in accordance therewith, files reports, proxy statements and other information that is available for review.
Conversion Risk. The Fund’s Amended and Restated Declaration of Trust provides that, during calendar year 2023, the Fund will call a shareholder meeting for the purpose of voting to determine whether the Fund should convert to an open-end management investment company. The Fund will bear the costs associated with calling such shareholder meeting. In the event of conversion to an open-end management investment company, the common shares of the Fund would cease to be listed on the New York Stock Exchange or other national securities exchange, and such common shares would thereafter be redeemable at net asset value at the option of the shareholder, rather than traded in the secondary market at market price, which, for closed-end fund shares, may at times be at a premium to net asset value. Any borrowings or preferred shares of the Fund would need to be repaid or redeemed upon conversion and, accordingly, a portion of the Fund’s portfolio may need to be liquidated, potentially resulting in, among other things, lower current income. In addition, open-end management investment companies may be subject to continuous asset in-flows and out-flows that can complicate portfolio management and limit the Fund’s ability to make certain types of investments. As a result, the Fund may incur increased expenses and may be required to sell portfolio securities at inopportune times in order to accommodate such flows.

Cyber Security Risk. The Fund is susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future.

Emerging Markets Risk. Investments in emerging market securities are considered speculative. In addition to the general risks of investing in non-U.S. securities, heightened risks of investing in emerging markets securities include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. The risks associated with investing in emerging market securities also include: greater political uncertainties, risk of market closure or manipulation, limited reliable access to capital, dependence on international trade or development assistance, overburdened infrastructures and environmental problems.
Emerging market countries also often have less uniformity in accounting and reporting requirements, unsettled securities laws, unreliable securities valuation and greater risks associated with custody of securities. In addition, because the Public Company Accounting Oversight Board is generally restricted from inspecting the audit work and practices of registered accountants in certain emerging market countries there is the risk that material accounting and financial information about issuers in such countries may be unavailable or unreliable.
Shareholder claims that are available in the U.S. may be less reliable in emerging market countries, and claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in emerging market countries or for U.S. authorities to pursue. The limitations associated with investments in emerging market companies could impact the Fund’s ability to achieve its investment objective.

Equity Securities Risk. The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which the Fund invests. Prices of equity securities fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

Europe Risk. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. A significant number of countries in Europe are member states in the European Union (the “EU”), which faces major issues involving its membership, structure, procedures and policies. By adopting the Euro as its currency, a member state relinquishes control over its own monetary policies. In general, monetary policy is set for the Eurozone by the European Central Bank and fiscal policy is overseen and approved by the EU. European countries that are members of, or candidates to join, the Economic and Monetary Union (“EMU”) may be subject to various restrictions, including restrictions on deficits and debt levels. As a result of the foregoing, monetary and fiscal policies may not address the needs of all member countries. In addition, the fiscal policies of a single member state can impact and pose economic risks to the EU as a whole. There is continued concern over national-level support for the Euro, which could lead to certain countries leaving the EMU, the implementation of capital controls, or potentially the dissolution of the Euro. The dissolution of the Euro would have significant negative effects on European economies and would cause funds with holdings denominated in Euros to face substantial challenges, including difficulties relating to settlement of trades and valuation of holdings, diminished liquidity, and the redenomination of holdings into other currencies. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries. A default or debt restructuring by any European country can adversely impact holders of that country’s debt and can affect exposures to other EU countries and their financial companies as well.

France Risk. Investment in securities of French companies involve additional risks, including legal, regulatory, political, currency, security, and economic risk specific to France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. Reduction in spending on French products and services, or changes in any of the economies may cause an adverse impact on the French economy. In addition, France may be subject to acts of terrorism. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products.

Financial Companies Risk. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans), and competition from new entrants and blurred distinctions in their fields of business.

Forward Foreign Currency Exchange Contracts Risk. Forward foreign currency exchange contracts involve certain risks, including the risk of failure of the counterparty to perform its obligations under the contract and the risk that the use of forward contracts may not serve as a complete hedge because of an imperfect correlation between movements in the prices of the contracts and the prices of the currencies hedged. While forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the hedged currencies, they also may limit any potential gain that might result should the value of the currencies increase. In addition, because forward currency exchange contracts are privately negotiated transactions, there can be no assurance that the Fund will have flexibility to roll-over a forward currency exchange contract upon its expiration if it desires to do so. Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions.

Geographic Concentration Risk. The Fund may invest from time to time a substantial amount of its assets in issuers located in a single country or region. Because the Fund may concentrate its investments in this manner, it assumes the risk that economic, political and social conditions in that country or region will have a significant impact on its investment performance, which may result in greater losses and volatility than if it had diversified its investments across a greater number of countries and regions.

Illiquid and Restricted Securities Risk. The Fund may invest in securities that are restricted and/or illiquid securities. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Restricted securities may be illiquid as they generally are not listed on an exchange and may have no active trading market.
Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets.

Income Risk. Net investment income paid by the Fund to its shareholders is derived from the premiums it receives from writing (selling) call options and from the dividends and interest it receives from the equity securities and other investments held in the Fund’s portfolio and short-term gains thereon. Premiums from writing (selling) call options and dividends and interest payments made by the securities in the Fund’s portfolio can vary widely over time. Dividends on equity securities are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of the equity securities in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels. The Fund cannot assure as to what percentage of the distributions paid on the common shares, if any, will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

Leverage Risk. The use of leverage by the Fund can magnify the effect of any losses. If the income and gains from the securities and investments purchased with leverage proceeds do not cover the cost of leverage, the return to the common shares will be less than if leverage had not been used. Leverage involves risks and special considerations for common shareholders including: (i) the likelihood of greater volatility of net asset value and market price of the common shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings will reduce the return to the common shareholders or will result in fluctuations in the dividends paid on the common shares; (iii) in a declining market, the use of leverage is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares; and (iv) when the Fund uses certain types of leverage, the investment advisory fee payable to the Advisor and by the Advisor to the Sub-Advisor will be higher than if the Fund did not use leverage.

Management Risk and Reliance on Key Personnel. In managing the Fund’s investment portfolio, the Fund’s portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. Additionally, the implementation of the Fund’s investment strategy depends upon the continued contributions of certain key employees of the Advisor and Sub-Advisor, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on the Fund.

Market Discount from Net Asset Value. Shares of closed-end investment companies such as the Fund frequently trade at a discount from their net asset value. The Fund cannot predict whether its common shares will trade at, below or above net asset value.

Market Risk. Securities held by the Fund, as well as shares of the Fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, had negative impacts, and in many cases severe impacts, on markets worldwide. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of reasonably normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. Also, in February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility across markets globally, including the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain Fund investments as well as Fund performance. As the global pandemic and conflict in Ukraine have illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. These events also may adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on the Fund’s shares may widen.

Non-U.S. Securities and Currency Risk. Investing in securities of non-U.S. issuers may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events as well as of foreign governmental laws or restrictions and differing legal standards; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund’s return. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad, including in the event the issuer of a non-U.S. security defaults or enters bankruptcy, administration, or other proceedings. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region or in emerging markets. Because the Fund may invest in securities denominated or quoted in non-U.S. currencies, changes in the non-U.S. currency/United States dollar exchange rate may affect the value of the Fund’s securities and the unrealized appreciation or depreciation of investments. While certain or all of the Fund’s non-U.S. dollar-denominated securities may be hedged into U.S. dollars, hedging may not alleviate all currency risks.

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Option Risk. The Fund may write (sell) covered call options on a portion of the equity securities held in the Fund’s portfolio and certain broad-based indices. As the writer (seller) of a call option on portfolio equity securities, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the underlying security over the strike price upon exercise. In effect, the Fund would forgo, during the life of the option, the opportunity to profit from increases in the market value of the underlying security above the sum of the premium and the strike price of the call option but would retain the risk of loss should the price of the underlying security decline. Therefore, the writing (or selling) of call options may limit the Fund’s ability to benefit from the full upside potential of its investment strategies. The value of call options written by the Fund may be affected by, among other factors, changes in the value of the underlying security (or securities) in relation to the strike price, changes in dividend rates of the underlying security (or securities), changes in interest rates, changes in actual or perceived volatility of the stock market and the underlying security (or securities), and the time remaining until the expiration date. The value of call options written by the Fund may be adversely affected if the market for the option is reduced or becomes illiquid.

Potential Conflicts of Interest Risk. First Trust, Janus Henderson and the portfolio managers have interests which may conflict with the interests of the Fund. In particular, First Trust and Janus Henderson currently manage and may in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objectives and strategies as the Fund. In addition, while the Fund is using leverage, the amount of the fees paid to First Trust (and by First Trust to Janus Henderson) for investment advisory and management services are higher than if the Fund did not use leverage because the fees paid are calculated based on managed assets. Therefore, First Trust and Janus Henderson have a financial incentive to leverage the Fund.

Real Estate Investment Trust Risk. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including: (i) rising interest rates; (ii) changes in the economic climate and real estate conditions; (iii) perceptions of prospective tenants of the safety, convenience and attractiveness of the properties; (iv) the ability of the owners to provide adequate management, maintenance and insurance; (v) the cost of complying with local laws; (vi) increased competition from new properties; (vii) the impact of present or future environmental legislation and compliance with environmental laws; (viii) changes in real estate taxes and other operating expenses; (ix) adverse changes in governmental rules and fiscal policies; (x) adverse changes in zoning laws; (xi) defaults by mortgagors or other borrowers; (xii) loss of rental income; (xiii) lack of mortgage funds or other limits to accessing the credit or capital markets; and (xiv) other factors beyond the control of the REITs including changes in tax laws. In addition, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. Many of these distributions, however, when further distributed to common shareholders will not generally qualify for favorable treatment as qualified dividend income. Certain REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REITs are also subject to heavy cash flow dependency and defaults by borrowers or lessees. By investing in REITs indirectly through the Fund, a common shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

United Kingdom Risk. The Fund is subject to certain risks specifically associated with investments in the securities of United Kingdom issuers. Investments in British issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries. In addition, as the United Kingdom’s economy relies heavily on the export of financial services to the United States and other European countries, a prolonged slowdown in the financial services sector may have a negative impact on the United Kingdom’s economy.
The United Kingdom’s official departure from the European Union (commonly referred to as “Brexit”) led to volatility in global financial markets, in particular those of the United Kingdom and across Europe, and the weakening in political, regulatory, consumer, corporate and financial confidence in the United Kingdom and Europe. Given the size and importance of the United Kingdom’s economy, uncertainty or unpredictability about its legal, political and/or economic relationships with Europe has been, and may continue to be, a source of instability and could lead to significant currency fluctuations and other adverse effects on international markets and international trade even under the post-Brexit trade guidelines. The negative impact of Brexit on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. It is not currently possible to determine the extent of the impact that Brexit may have on the Fund’s investments and this uncertainty could negatively impact current and future economic conditions in the United Kingdom and other countries, which could negatively impact the value of the Fund’s investments.
In the past, the United Kingdom has been a target of terrorism. Acts of terrorism in the United Kingdom or against United Kingdom interests may cause uncertainty in the United Kingdom’s financial markets and adversely affect the performance of the issuers to which a Fund has exposure. Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, may have an adverse effect on the United Kingdom economy.

Valuation Risk. When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

Effects of Leverage [Text Block]
Effects of Leverage
The aggregate principal amount of borrowings under the credit agreement (the “Credit Agreement”) with The Bank of Nova Scotia (“Scotia”) represented 24.79% of the Managed Assets as of December 31, 2022.  Asset coverage with respect to the borrowings under the Credit Agreement was 403.31% and the Fund had $16,860,866 of unutilized funds available for borrowing under the Credit Agreement as of that date. The borrowing rate under the Credit Agreement is equal to the Euro rate plus 85 basis points, for borrowings in Euros, and is equal to the U.S. dollar Adjusted Term SOFR plus 85 basis points, for borrowings in U.S. dollars. As of December 31, 2022, the maximum commitment amount was $90,000,000. Prior to October 21, 2022, the total commitment was $100,000,000. In addition, under the Scotia facility, the Fund pays a commitment fee of 0.25% if the loan balance drops below 75% of the total commitment. As of December 31, 2022, the approximate average annual interest and fee rate was 1.74%.
Assuming that the Fund’s leverage costs remain as described above (at an assumed average annual cost of 1.74%), the annual return that the Fund’s portfolio must experience (net of expenses) in order to cover its leverage costs would be 0.43%.
The following table is furnished in response to requirements of the Securities and Exchange Commission.  It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%.  These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund.
The table further assumes leverage representing 24.79% of the Fund’s Managed Assets, net of expenses, and an annual leverage interest and fee rate of 1.74%.

Assumed Portfolio Total Return (Net of Expenses)	-10%	-5%	0%	5%	10%
Common Share Total Return	-13.87%	-7.22%	-0.57%	6.07%	12.72%
Common Share total return is composed of two elements: the Common Share dividends paid by the Fund (the amount of which is largely determined by the net investment income of the Fund after paying dividends or interest on its leverage) and gains or losses on the value of the securities the Fund owns. As required by SEC rules, the table above assumes that the Fund is more likely to suffer capital losses than to enjoy capital appreciation. For example, to assume a total return of 0% the Fund must assume that the distributions it receives on its investments are entirely offset by losses in the value of those securities.

Annual Interest Rate [Percent]	1.74%
Annual Coverage Return Rate [Percent]	0.43%
Effects of Leverage [Table Text Block]
Assumed Portfolio Total Return (Net of Expenses)	-10%	-5%	0%	5%	10%
Common Share Total Return	-13.87%	-7.22%	-0.57%	6.07%	12.72%

Return at Minus Ten [Percent]	(13.87%)
Return at Minus Five [Percent]	(7.22%)
Return at Zero [Percent]	(0.57%)
Return at Plus Five [Percent]	6.07%
Return at Plus Ten [Percent]	12.72%
Effects of Leverage, Purpose [Text Block]
The following table is furnished in response to requirements of the Securities and Exchange Commission.  It is designed to illustrate the effect of leverage on Common Share total return, assuming investment portfolio total returns (comprised of income and changes in the value of securities held in the Fund’s portfolio) of -10%, -5%, 0%, 5% and 10%.  These assumed investment portfolio returns are hypothetical figures and are not necessarily indicative of the investment portfolio returns experienced or expected to be experienced by the Fund.
The table further assumes leverage representing 24.79% of the Fund’s Managed Assets, net of expenses, and an annual leverage interest and fee rate of 1.74%.

Latest Share Price | $ / shares	$ 11.28
Latest Premium (Discount) to NAV [Percent]	(12.35%)
Latest NAV | $ / shares	$ 12.87
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Securities [Table Text Block]	Common Shares
Outstanding Security, Authorized [Shares] | shares		[1]
Outstanding Security, Held [Shares] | shares	17,231,908
Conversion Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Conversion Risk. The Fund’s Amended and Restated Declaration of Trust provides that, during calendar year 2023, the Fund will call a shareholder meeting for the purpose of voting to determine whether the Fund should convert to an open-end management investment company. The Fund will bear the costs associated with calling such shareholder meeting. In the event of conversion to an open-end management investment company, the common shares of the Fund would cease to be listed on the New York Stock Exchange or other national securities exchange, and such common shares would thereafter be redeemable at net asset value at the option of the shareholder, rather than traded in the secondary market at market price, which, for closed-end fund shares, may at times be at a premium to net asset value. Any borrowings or preferred shares of the Fund would need to be repaid or redeemed upon conversion and, accordingly, a portion of the Fund’s portfolio may need to be liquidated, potentially resulting in, among other things, lower current income. In addition, open-end management investment companies may be subject to continuous asset in-flows and out-flows that can complicate portfolio management and limit the Fund’s ability to make certain types of investments. As a result, the Fund may incur increased expenses and may be required to sell portfolio securities at inopportune times in order to accommodate such flows.

Cyber Security Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cyber Security Risk. The Fund is susceptible to potential operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding, but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. The Fund has established risk management systems designed to reduce the risks associated with cyber security. However, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third party service providers. Substantial costs may be incurred by the Fund in order to resolve or prevent cyber incidents in the future.

Emerging Markets Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Emerging Markets Risk. Investments in emerging market securities are considered speculative. In addition to the general risks of investing in non-U.S. securities, heightened risks of investing in emerging markets securities include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries. The risks associated with investing in emerging market securities also include: greater political uncertainties, risk of market closure or manipulation, limited reliable access to capital, dependence on international trade or development assistance, overburdened infrastructures and environmental problems.
Emerging market countries also often have less uniformity in accounting and reporting requirements, unsettled securities laws, unreliable securities valuation and greater risks associated with custody of securities. In addition, because the Public Company Accounting Oversight Board is generally restricted from inspecting the audit work and practices of registered accountants in certain emerging market countries there is the risk that material accounting and financial information about issuers in such countries may be unavailable or unreliable.
Shareholder claims that are available in the U.S. may be less reliable in emerging market countries, and claims that are available in the U.S., as well as regulatory oversight and authority that is common in the U.S., including for claims based on fraud, may be difficult or impossible for shareholders of securities in emerging market countries or for U.S. authorities to pursue. The limitations associated with investments in emerging market companies could impact the Fund’s ability to achieve its investment objective.

Equity Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Equity Securities Risk. The value of the Fund’s shares will fluctuate with changes in the value of the equity securities in which the Fund invests. Prices of equity securities fluctuate for several reasons, including changes in investors’ perceptions of the financial condition of an issuer or the general condition of the relevant stock market, such as market volatility, or when political or economic events affecting the issuers occur. Common stock prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry or sector of the market.

Europe Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Europe Risk. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. A significant number of countries in Europe are member states in the European Union (the “EU”), which faces major issues involving its membership, structure, procedures and policies. By adopting the Euro as its currency, a member state relinquishes control over its own monetary policies. In general, monetary policy is set for the Eurozone by the European Central Bank and fiscal policy is overseen and approved by the EU. European countries that are members of, or candidates to join, the Economic and Monetary Union (“EMU”) may be subject to various restrictions, including restrictions on deficits and debt levels. As a result of the foregoing, monetary and fiscal policies may not address the needs of all member countries. In addition, the fiscal policies of a single member state can impact and pose economic risks to the EU as a whole. There is continued concern over national-level support for the Euro, which could lead to certain countries leaving the EMU, the implementation of capital controls, or potentially the dissolution of the Euro. The dissolution of the Euro would have significant negative effects on European economies and would cause funds with holdings denominated in Euros to face substantial challenges, including difficulties relating to settlement of trades and valuation of holdings, diminished liquidity, and the redenomination of holdings into other currencies. The European financial markets have experienced volatility and adverse trends due to concerns about economic downturns, rising government debt levels and the possible default of government debt in several European countries. A default or debt restructuring by any European country can adversely impact holders of that country’s debt and can affect exposures to other EU countries and their financial companies as well.

France Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
France Risk. Investment in securities of French companies involve additional risks, including legal, regulatory, political, currency, security, and economic risk specific to France. The French economy is dependent to a significant extent on the economies of certain key trading partners, including Germany and other Western European countries. Reduction in spending on French products and services, or changes in any of the economies may cause an adverse impact on the French economy. In addition, France may be subject to acts of terrorism. The French economy is dependent on exports from the agricultural sector. Leading agricultural exports include dairy products, meat, wine, fruit and vegetables, and fish. As a result, the French economy is susceptible to fluctuations in demand for agricultural products.

Financial Companies Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Financial Companies Risk. Financial companies, such as retail and commercial banks, insurance companies and financial services companies, are especially subject to the adverse effects of economic recession, currency exchange rates, extensive government regulation, decreases in the availability of capital, volatile interest rates, portfolio concentrations in geographic markets, industries or products (such as commercial and residential real estate loans), and competition from new entrants and blurred distinctions in their fields of business.

Forward Foreign Currency Exchange Contracts Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Forward Foreign Currency Exchange Contracts Risk. Forward foreign currency exchange contracts involve certain risks, including the risk of failure of the counterparty to perform its obligations under the contract and the risk that the use of forward contracts may not serve as a complete hedge because of an imperfect correlation between movements in the prices of the contracts and the prices of the currencies hedged. While forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the hedged currencies, they also may limit any potential gain that might result should the value of the currencies increase. In addition, because forward currency exchange contracts are privately negotiated transactions, there can be no assurance that the Fund will have flexibility to roll-over a forward currency exchange contract upon its expiration if it desires to do so. Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions.

Geographic Concentration Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Geographic Concentration Risk. The Fund may invest from time to time a substantial amount of its assets in issuers located in a single country or region. Because the Fund may concentrate its investments in this manner, it assumes the risk that economic, political and social conditions in that country or region will have a significant impact on its investment performance, which may result in greater losses and volatility than if it had diversified its investments across a greater number of countries and regions.

Illiquid And Restricted Securities Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Illiquid and Restricted Securities Risk. The Fund may invest in securities that are restricted and/or illiquid securities. Restricted securities are securities that cannot be offered for public resale unless registered under the applicable securities laws or that have a contractual restriction that prohibits or limits their resale. Restricted securities may be illiquid as they generally are not listed on an exchange and may have no active trading market.
Investments in restricted securities could have the effect of increasing the amount of the Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase these securities. Illiquid and restricted securities may be difficult to dispose of at a fair price at the times when the Fund believes it is desirable to do so. The market price of illiquid and restricted securities generally is more volatile than that of more liquid securities, which may adversely affect the price that the Fund pays for or recovers upon the sale of such securities. Illiquid and restricted securities are also more difficult to value, especially in challenging markets.

Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Income Risk. Net investment income paid by the Fund to its shareholders is derived from the premiums it receives from writing (selling) call options and from the dividends and interest it receives from the equity securities and other investments held in the Fund’s portfolio and short-term gains thereon. Premiums from writing (selling) call options and dividends and interest payments made by the securities in the Fund’s portfolio can vary widely over time. Dividends on equity securities are not fixed but are declared at the discretion of an issuer’s board of directors. There is no guarantee that the issuers of the equity securities in which the Fund invests will declare dividends in the future or that if declared they will remain at current levels. The Fund cannot assure as to what percentage of the distributions paid on the common shares, if any, will consist of qualified dividend income or long-term capital gains, both of which are taxed at lower rates for individuals than are ordinary income and short-term capital gains.

Leverage Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leverage Risk. The use of leverage by the Fund can magnify the effect of any losses. If the income and gains from the securities and investments purchased with leverage proceeds do not cover the cost of leverage, the return to the common shares will be less than if leverage had not been used. Leverage involves risks and special considerations for common shareholders including: (i) the likelihood of greater volatility of net asset value and market price of the common shares than a comparable portfolio without leverage; (ii) the risk that fluctuations in interest rates on borrowings will reduce the return to the common shareholders or will result in fluctuations in the dividends paid on the common shares; (iii) in a declining market, the use of leverage is likely to cause a greater decline in the net asset value of the common shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the common shares; and (iv) when the Fund uses certain types of leverage, the investment advisory fee payable to the Advisor and by the Advisor to the Sub-Advisor will be higher than if the Fund did not use leverage.

Management Risk And Reliance On Key Personnel [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk and Reliance on Key Personnel. In managing the Fund’s investment portfolio, the Fund’s portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. Additionally, the implementation of the Fund’s investment strategy depends upon the continued contributions of certain key employees of the Advisor and Sub-Advisor, some of whom have unique talents and experience and would be difficult to replace. The loss or interruption of the services of a key member of the portfolio management team could have a negative impact on the Fund.

Market Discount From Net Asset Value [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Discount from Net Asset Value. Shares of closed-end investment companies such as the Fund frequently trade at a discount from their net asset value. The Fund cannot predict whether its common shares will trade at, below or above net asset value.

Market Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Risk. Securities held by the Fund, as well as shares of the Fund itself, are subject to market fluctuations caused by factors such as general economic conditions, political events, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments as a result of the risk of loss associated with these market fluctuations. In addition, local, regional or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. For example, the coronavirus (COVID-19) global pandemic and the aggressive responses taken by many governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines or similar restrictions, had negative impacts, and in many cases severe impacts, on markets worldwide. While the development of vaccines has slowed the spread of the virus and allowed for the resumption of reasonably normal business activity in the United States, many countries continue to impose lockdown measures in an attempt to slow the spread. Additionally, there is no guarantee that vaccines will be effective against emerging variants of the disease. Also, in February 2022, Russia invaded Ukraine which has caused and could continue to cause significant market disruptions and volatility across markets globally, including the United States. The hostilities and sanctions resulting from those hostilities could have a significant impact on certain Fund investments as well as Fund performance. As the global pandemic and conflict in Ukraine have illustrated, such events may affect certain geographic regions, countries, sectors and industries more significantly than others. These events also may adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. Any of such circumstances could have a materially negative impact on the value of the Fund’s shares and result in increased market volatility. During any such events, the Fund’s shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on the Fund’s shares may widen.

Non U S Securities And Currency Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-U.S. Securities and Currency Risk. Investing in securities of non-U.S. issuers may involve certain risks not typically associated with investing in securities of U.S. issuers. These risks include: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) non-U.S. markets may be smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund’s investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events as well as of foreign governmental laws or restrictions and differing legal standards; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the United States due to blockage of non-U.S. currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund’s return. Foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies. In addition, there may be difficulty in obtaining or enforcing a court judgment abroad, including in the event the issuer of a non-U.S. security defaults or enters bankruptcy, administration, or other proceedings. These risks may be more pronounced to the extent that the Fund invests a significant amount of its assets in companies located in one region or in emerging markets. Because the Fund may invest in securities denominated or quoted in non-U.S. currencies, changes in the non-U.S. currency/United States dollar exchange rate may affect the value of the Fund’s securities and the unrealized appreciation or depreciation of investments. While certain or all of the Fund’s non-U.S. dollar-denominated securities may be hedged into U.S. dollars, hedging may not alleviate all currency risks.

Operational Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Advisor seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

Option Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Option Risk. The Fund may write (sell) covered call options on a portion of the equity securities held in the Fund’s portfolio and certain broad-based indices. As the writer (seller) of a call option on portfolio equity securities, the Fund would receive cash (the premium) from the purchaser of the option, and the purchaser would have the right to receive from the Fund any appreciation in the underlying security over the strike price upon exercise. In effect, the Fund would forgo, during the life of the option, the opportunity to profit from increases in the market value of the underlying security above the sum of the premium and the strike price of the call option but would retain the risk of loss should the price of the underlying security decline. Therefore, the writing (or selling) of call options may limit the Fund’s ability to benefit from the full upside potential of its investment strategies. The value of call options written by the Fund may be affected by, among other factors, changes in the value of the underlying security (or securities) in relation to the strike price, changes in dividend rates of the underlying security (or securities), changes in interest rates, changes in actual or perceived volatility of the stock market and the underlying security (or securities), and the time remaining until the expiration date. The value of call options written by the Fund may be adversely affected if the market for the option is reduced or becomes illiquid.

Potential Conflicts Of Interest Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Potential Conflicts of Interest Risk. First Trust, Janus Henderson and the portfolio managers have interests which may conflict with the interests of the Fund. In particular, First Trust and Janus Henderson currently manage and may in the future manage and/or advise other investment funds or accounts with the same or substantially similar investment objectives and strategies as the Fund. In addition, while the Fund is using leverage, the amount of the fees paid to First Trust (and by First Trust to Janus Henderson) for investment advisory and management services are higher than if the Fund did not use leverage because the fees paid are calculated based on managed assets. Therefore, First Trust and Janus Henderson have a financial incentive to leverage the Fund.

Real Estate Investment Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Real Estate Investment Trust Risk. The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including: (i) rising interest rates; (ii) changes in the economic climate and real estate conditions; (iii) perceptions of prospective tenants of the safety, convenience and attractiveness of the properties; (iv) the ability of the owners to provide adequate management, maintenance and insurance; (v) the cost of complying with local laws; (vi) increased competition from new properties; (vii) the impact of present or future environmental legislation and compliance with environmental laws; (viii) changes in real estate taxes and other operating expenses; (ix) adverse changes in governmental rules and fiscal policies; (x) adverse changes in zoning laws; (xi) defaults by mortgagors or other borrowers; (xii) loss of rental income; (xiii) lack of mortgage funds or other limits to accessing the credit or capital markets; and (xiv) other factors beyond the control of the REITs including changes in tax laws. In addition, distributions received by the Fund from REITs may consist of dividends, capital gains and/or return of capital. Many of these distributions, however, when further distributed to common shareholders will not generally qualify for favorable treatment as qualified dividend income. Certain REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. REITs are also subject to heavy cash flow dependency and defaults by borrowers or lessees. By investing in REITs indirectly through the Fund, a common shareholder will bear not only his or her proportionate share of the expenses of the Fund, but also, indirectly, similar expenses of the REITs.

United Kingdom Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
United Kingdom Risk. The Fund is subject to certain risks specifically associated with investments in the securities of United Kingdom issuers. Investments in British issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to the United Kingdom. The United Kingdom has one of the largest economies in Europe, and the United States and other European countries are substantial trading partners of the United Kingdom. As a result, the British economy may be impacted by changes to the economic health of the United States and other European countries. In addition, as the United Kingdom’s economy relies heavily on the export of financial services to the United States and other European countries, a prolonged slowdown in the financial services sector may have a negative impact on the United Kingdom’s economy.
The United Kingdom’s official departure from the European Union (commonly referred to as “Brexit”) led to volatility in global financial markets, in particular those of the United Kingdom and across Europe, and the weakening in political, regulatory, consumer, corporate and financial confidence in the United Kingdom and Europe. Given the size and importance of the United Kingdom’s economy, uncertainty or unpredictability about its legal, political and/or economic relationships with Europe has been, and may continue to be, a source of instability and could lead to significant currency fluctuations and other adverse effects on international markets and international trade even under the post-Brexit trade guidelines. The negative impact of Brexit on not only the United Kingdom and European economies, but the broader global economy, could be significant, potentially resulting in increased volatility and illiquidity and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. It is not currently possible to determine the extent of the impact that Brexit may have on the Fund’s investments and this uncertainty could negatively impact current and future economic conditions in the United Kingdom and other countries, which could negatively impact the value of the Fund’s investments.
In the past, the United Kingdom has been a target of terrorism. Acts of terrorism in the United Kingdom or against United Kingdom interests may cause uncertainty in the United Kingdom’s financial markets and adversely affect the performance of the issuers to which a Fund has exposure. Secessionist movements, such as the Catalan movement in Spain and the independence movement in Scotland, may have an adverse effect on the United Kingdom economy.

Valuation Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation Risk. When market quotations are not readily available or are deemed to be unreliable, the Fund values its investments at fair value as determined in good faith pursuant to policies and procedures approved by the Board of Trustees. Fair value pricing may require subjective determinations about the value of a security or other asset. As a result, there can be no assurance that fair value pricing will result in adjustments to the prices of securities or other assets, or that fair value pricing will reflect actual market value, and it is possible that the fair value determined for a security or other asset will be materially different from quoted or published prices, from the prices used by others for the same security or other asset and/or from the value that actually could be or is realized upon the sale of that security or other asset.

[1]	the number of shares authorized are unlimited